SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2023
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA
NOTE 17:-	SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

Financial income, net:

	Year ended December 31,
	2023	2022	2021
Financial income, net:

Interest on bank deposits and other	$11,377	$5,137	$4,131
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	2,787	1,754	1,855
Gain (loss) on sale of marketable securities	(243)	68	438
Bank charges	(197)	(207)	(200)
Foreign currency differences, net	203	1,300	(1,817)

	$13,927	$8,052	$4,407